Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Line Items]
Equity interests acquired	$ 8,278,000	$ 16,229,000
Changes in fair value recognized within other comprehensive income	5,300,000	5,500,000
Investments at amortized cost	0	10,700,000
Reimbursed convertible loan note	$ 10,600,000
Purchase of minor equity investments, convertible loan notes, and senior secured promissory loan notes		20,800,000
Loss on investments carried at fair value		5,100,000
Farfetch Finance Limited
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate	Farfetch Finance Limited
Alanui S.r.l.
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate	Alanui S.r.l
Other Comprehensive Income (Loss)
Disclosure Of Significant Investments In Associates [Line Items]
Changes in fair value recognized within profit and loss, carried at fair value	$ 3,000,000	0
Loss on investments carried at fair value		100,000
Consolidated Statements of Operations
Disclosure Of Significant Investments In Associates [Line Items]
Loss on investments carried at fair value		$ 5,000,000